Debt (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Feb. 20, 2024	Nov. 30, 2023	Jul. 16, 2023	Jun. 30, 2023	Apr. 30, 2022
Debt [Line Items]
Warrant exercise price (in Dollars per share)					$ 25.168	$ 44.8
Expire term of warrants		5 years
Warrant [Member]
Debt [Line Items]
Purchase of warrant				45,000
Warrant exercise price (in Dollars per share)				$ 15.52	$ 22.4		$ 400
Convertible Note Payable [Member]
Debt [Line Items]
Debt instrument principal amount (in Dollars)				$ 1,250,000
Purchase of warrant				5,625
Warrant exercise price (in Dollars per share)				$ 1.94
Expire term of warrants	5 years
Convertible Note Payable [Member] | Investor [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)				$ 15.52
Convertible Notes [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)			$ 10.164
Interest rate	10.00%	10.00%
Default interest rate	12.00%	12.00%
Maturity date	Nov. 21, 2024	Nov. 21, 2024
Preferred stock of shares			84,729
Convertible Notes [Member] | Warrant [Member]
Debt [Line Items]
Purchase of warrant			19,637
Series A Preferred Stock [Member]
Debt [Line Items]
Stated value (in Dollars)	$ 3,300
Preferred stock of shares	256,968	0
Series A Preferred Stock [Member] | Convertible Notes [Member]
Debt [Line Items]
Stated value (in Dollars)	$ 3,750,000	$ 3,750,000
Forecast [Member] | Convertible Notes [Member]
Debt [Line Items]
Warrant exercise price (in Dollars per share)			$ 10.164
Preferred stock of shares			84,729
Forecast [Member] | Convertible Notes [Member] | Warrant [Member]
Debt [Line Items]
Purchase of warrant			19,637